Funded Status - United Kingdom (Detail) - Foreign Postretirement Benefit Plan - UNITED KINGDOM - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (32,906)	$ (27,369)
Fair value of plan assets	24,876	23,367	$ 25,409
Funded status	(8,030)	(4,002)
Non-current other liabilities (note 8)	$ (8,030)	$ (4,002)